CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flow from operating activities
Net loss	¥ (221,096)	$ (33,885)	¥ (654,286)	¥ (459,394)
Adjustments to reconcile net loss to net cash used in operating activities:
Write off of remaining ROU asset and lease liability pursuant to a lease termination	(11,740)	(1,799)	0	0
Amortization of right-of-use assets	7,224	1,107	17,668	0
Depreciation of property and equipment	43,582	6,679	32,017	31,069
Amortization of intangible assets	2,202	337	29,369	32,910
Deferred tax benefit	(3,658)	(561)	(7,642)	(6)
Share-based compensation	55,424	8,494	79,275	108,628
Losses on disposal of property and equipment	1,450	222	0	0
Impairment of intangible assets			181,845	0
Impairment of goodwill			129,752	0
Impairment of long-term investments	33,001	5,058	22,353	149,896
Provision for bad debt	510	78	20,253	0
Loss from equity method investments	10,798	1,655	10,639	15,025
Gain on disposal of subsidiaries			0	(12,965)
Changes in operating assets and liabilities:
Prepayments and other receivables	5,680	870	15,722	18,207
Deposits	3,909	599	(236)	612
Other non-current assets	222	34	1,676	0
Operating lease liabilities	(14,395)	(2,206)	(13,289)	0
Accrued expenses and other current liabilities	12,827	1,966	(21,429)	(1,395)
Accrued payroll and welfare payable	6,522	1,000	(2,900)	(1,800)
Long-term payables	(518)	(79)	(1,258)	(24,690)
Income tax payable			447	(224)
Net cash used in operating activities	(68,056)	(10,431)	(160,024)	(144,127)
Cash flows from investing activities
Acquisition of property and equipment	(1,470)	(225)	(3,757)	(35,623)
Acquisition of intangible assets			0	(1,053)
Disposal of subsidiaries and VIEs, net of cash disposed			0	23,683
Acquisition of redeemable noncontrolling interest	(13,835)	(2,120)	0	0
Acquisition of long-term investments			0	(11,059)
Cash paid for short-term investments	(80,000)	(12,261)	0	0
Cash paid for time deposits			(160,730)	0
Cash received from return of time deposits	22,319	3,421	137,264	0
Cash received from return of short-term investments	80,000	12,261	100,000	0
Cash received from return of long-term investments			6,488	7,593
Proceeds from disposal of property and equipment	155	24	155	0
Proceeds from disposal of other long-term investments	2,419	371	0	5,843
Loans provided to a related party			(10,000)	0
Loans provided to third parties			(7,877)	(10,009)
Repayment of loans provided to a related party	10,000	1,533	0	0
Repayment of loans provided to third parties	2,126	326	5,274	5,021
Net cash (used in) provided by investing activities	21,714	3,330	66,817	(15,604)
Cash flows from financing activities
Proceeds from the exercise of share-based awards	26	4	17,105	41,473
Withdrawal of prepayment for share repurchase			0	13,318
Net cash provided by financing activities	26	4	17,105	54,791
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(6,975)	(1,065)	5,511	21,226
Net decrease in cash, cash equivalents and restricted cash	(53,291)	(8,162)	(70,591)	(83,714)
Cash, cash equivalents and restricted cash at beginning of the year	365,796	56,056	436,387	520,101
Cash, cash equivalents and restricted cash at end of the year	312,505	47,894	365,796	436,387
Supplemental disclosures of cash flow information:
Income tax paid			0	0
Interest received	9,882	1,514	12,733	16,000
Supplemental disclosures of non-cash investing and financing activities:
Remeasurement of the lease liabilities and right-of-use assets due to lease modification	¥ 5,269	$ 808	¥ 0	¥ 0